Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of operating lease related activities
December 31,
2019

The components of lease expense were as follows:
Operating leases expenses	$192

Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	$188
Non-cash activity: Right of use assets obtained in exchange for new operating lease liabilities	$141
Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$501
Accumulated amortization	91
Operating lease Right-of-Use assets, net	$410
Accounts payable and accrued liabilities	$123
Other long-term liabilities	298
Total operating lease liabilities	$421
Weighted average remaining lease term in years	3.33
Weighted average annual discount rate	10.7%

Schedule for maturities of operating lease liabilities
2020	$172
2021	157
2022	126
2023	70
Total undiscounted lease liability	525
Less: Imputed interest	(104)
Present value of lease liabilities	$421